Other long-term liabilities	3 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Other long-term liabilities

13. Other long-term liabilities

Other long-term liabilities represents the Italian “Trattamento di Fine Rapporto” which is a severance amount set up by Italian companies to be paid to employees on termination or retirement as well as shop deposits that are held by Ulisse.

Balances of other long-term liabilities were as follows:

	March 31, 2021	December 31, 2020

Severance liability	$293,254	$297,120
Customer deposit balance	348,022	366,947
Total other long-term liabilities	$641,276	$664,067